Long-Term Prepaid Expenses (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Long-Term Prepaid Expenses (Textual)
Amortization lease term	20 years
Amortization lease expiration date	Nov. 30, 2033
Amortization expense	$ 1,561	$ 0
Estimated amortization expense,Year one	18,731
Estimated amortization expense,Year two	18,731
Estimated amortization expense,Year three	18,731
Estimated amortization expense,Year four	18,731
Estimated amortization expense,Year five	18,731
Estimated amortization expense, thereafter	$ 18,731